Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Revenue [Line Items]
Total	$ 17,287,465	$ 29,284,218
Digital promotion services [Member]
Schedule of Disaggregated Revenue [Line Items]
Total	13,650,715	19,010,864
Risk-assessment services [Member]
Schedule of Disaggregated Revenue [Line Items]
Total	3,337,798	6,015,914
Value-added services [Member]
Schedule of Disaggregated Revenue [Line Items]
Total	$ 298,952	$ 4,257,440